Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Consolidated Statements of Cash Flows
Net income (loss)	€ (167,681)	€ 569,959	€ (24,911)
Adjustments for
Depreciation and amortization, impairment and asset disposals	64,027	25,552	15,205
Finance costs, net	4,195	5,072	4,772
Share-based compensation	19,690	14,287	18,370
Income tax expense (benefit)	(2,752)	3,570	(1,814)
Gain from bargain purchase		(623,531)
Change in operating assets and liabilities
(Increase) decrease in inventories	8,471	(6,640)	(10,374)
(Increase) decrease in trade and other receivables	59,753	(3,473)	(4,293)
Increase in other assets	(53,110)	(14,066)	(3,609)
Increase (decrease) in other liabilities	(496)	42,967	15,022
Increase in contract liabilities	5,796	1,006	172
Increase (decrease) in trade and other payables	(42,928)	(38,221)	14,233
Interest received on cash held in bank accounts	4,514	2,208
Income taxes paid	(7,880)	(9,223)	(12,758)
Net cash provided by (used in) operating activities	(108,402)	(30,533)	10,015
Expenditure for property and equipment and intangible assets	(14,730)	(3,996)	(11,809)
Proceeds from sale of property & equipment and intangible assets	786	140
Cash acquired in business combinations		621,352
Investment in fixed income securities	(125,000)
Proceeds from disposal of discontinued operations	10,681
Investment income received	2,905
Proceeds from leases	446
Lease incentive fees paid	(4,322)
Net cash provided by (used in) investing activities	(129,234)	617,496	(11,809)
Interest paid	(14,519)	(6,987)	(5,352)
Proceeds (repayment) of bank borrowings	(10,000)	10,000
Proceeds from exercise of option awards	3,479	7,133
Lease payments	(35,046)	(10,057)	(7,925)
Net cash provided by (used in) financing activities	(56,086)	89	(13,277)
Net increase (decrease) in cash and cash equivalents	(293,722)	587,052	(15,071)
Cash and cash equivalents at the beginning of the period	603,593	15,107	30,136
Effects of exchange rate changes on cash and cash equivalents	7,831	1,432	42
Cash and cash equivalents at end of the period	€ 317,702	€ 603,593	€ 15,107